Formation of Genworth and Basis of Presentation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended													12 Months Ended			3 Months Ended				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 Effect Of Change	Mar. 31, 2012 Effect Of Change Cash Flows from Operating Activities	Mar. 31, 2013 Retained earnings	Mar. 31, 2012 Retained earnings	Dec. 31, 2012 Retained earnings	Dec. 31, 2011 Retained earnings	Dec. 31, 2010 Retained earnings	Dec. 31, 2009 Retained earnings
Error restatement effect on retained earnings																						$ (46)		$ (21)
Net income	141	266	[1]	71	[1]	109	[1]	79	[1]	188	8	(111)	92	525	177	181	(1)	(1)	103	46	325	38	38
Other liabilities and other policy-related balances	$ (474)							$ (370)						$ (1,166)	$ (73)	$ (271)		$ 1

[1]	Effective January 1, 2013, the Government Guarantee Agreement and all obligations under it, including the requirement for the Canadian government guarantee fund and payment of exit fees, was terminated. As a result, in the fourth quarter of 2012, the accrued liability for exit fees was reversed resulting in a favorable adjustment of $186 million in expenses in the Canadian platform. This adjustment impacted net income available to Genworth Financial, Inc.'s common stockholders by $78 million, net of taxes, and net income attributable to noncontrolling interests by $58 million, net of taxes.